Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investments	$ 1,662.7	$ 3,481.8
Class A Ordinary Shares [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued (in shares)	251,167,686	222,081,117
Common stock, outstanding (in shares)	251,167,686	222,081,117
Class B Ordinary Shares [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued (in shares)	10,139,184	10,147,184
Common stock, outstanding (in shares)	10,139,184	10,147,184
Class C Ordinary Shares [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued (in shares)	630,353,372	556,221,669
Common stock, outstanding (in shares)	630,353,372	556,221,669